Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Annuity Account

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1998.

Des Moines, Iowa

April 30, 2021

Appendix:

Subaccounts comprising EquiTrust Life Annuity Account

Subaccounts

Product A

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price International Stock Portfolio

Product B

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio - Class F

Columbia VP Select Mid Cap Value Fund – Class 1

Columbia VP Small Cap Value Fund – Class 2

Federated Hermes Managed Volatility Fund II – Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

T. Rowe Price Equity Income Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account

Statements of Assets and Liabilities

December 31, 2020

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Product A
American Century VP Capital Appreciation Fund	$223,849	$223,849	$-	$223,849	$158,828	11,616.43	4,830.44	-
American Century VP Inflation Protection Bond Fund	43,185	43,185	-	43,185	39,297	3,887.07	2,974.46	-
American Century VP Mid Cap Value Fund	8,055	8,055	-	8,055	6,818	392.16	313.80	-
American Century VP Ultra® Fund	318,635	318,635	-	318,635	183,865	11,595.15	6,265.41	-
American Century VP Value Fund	258,062	258,062	-	258,062	193,132	23,103.12	13,823.69	-
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	40,704	40,704	-	40,704	30,537	874.60	1,349.44	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	911,184	911,184	-	911,184	745,262	19,312.93	25,346.13	-
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	496,040	496,040	-	496,040	384,754	13,902.46	13,414.26	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	805,557	802,148	3,409	805,557	724,333	16,221.46	25,597.70	108.78
Calvert VP NASDAQ-100 Index Portfolio	411,132	411,132	-	411,132	206,406	3,351.53	5,974.42	-
Calvert VP Russell 2000 Small Cap Index Portfolio	190,277	182,904	7,373	190,277	156,635	2,116.07	4,568.25	184.15
Calvert VP S&P MidCap 400 Index Portfolio	108,564	108,564	-	108,564	92,041	900.42	2,263.62	-
Federated Hermes Government Money Fund II - Service Shares	268,091	268,091	-	268,091	268,091	268,091.47	29,563.14	-
Federated Hermes Managed Volatility Fund II - Primary Shares	802,002	802,002	-	802,002	789,888	72,317.59	48,747.42	-
Federated Hermes Quality Bond Fund II - Primary Shares	1,198,011	1,198,011	-	1,198,011	1,121,455	101,354.61	94,991.89	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,814,179	1,814,179	-	1,814,179	1,228,125	37,662.01	35,154.98	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	363,867	363,867	-	363,867	319,091	16,273.12	11,533.69	-
Fidelity® VIP Growth Portfolio - Initial Class	708,153	708,153	-	708,153	436,912	6,875.27	14,677.75	-
Fidelity® VIP High Income Portfolio - Service Class 2	464,006	464,006	-	464,006	482,167	91,160.24	17,490.84	-
Fidelity® VIP Index 500 Portfolio - Initial Class	390,881	384,693	6,188	390,881	231,616	1,051.91	9,812.06	157.84
Fidelity® VIP Mid Cap Portfolio - Service Class 2	893,708	883,027	10,681	893,708	755,783	23,966.43	17,401.34	210.48
Fidelity® VIP Overseas Portfolio - Initial Class	314,615	314,615	-	314,615	214,391	11,863.32	12,529.48	-
Franklin Global Real Estate VIP Fund - Class 2	145,928	145,928	-	145,928	155,075	10,269.36	7,972.77	-
Franklin Mutual Shares VIP Fund - Class 2	290,971	290,971	-	290,971	325,116	17,538.91	12,938.54	-
Franklin Small Cap Value VIP Fund - Class 2	326,362	326,362	-	326,362	344,115	22,507.74	7,781.34	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	581,486	581,486	-	581,486	416,432	25,161.68	13,065.38	-
Franklin U.S. Government Securities VIP Fund - Class 2	499,494	499,494	-	499,494	510,259	41,348.85	34,843.41	-
Templeton Growth VIP Fund - Class 2	124,108	124,108	-	124,108	130,957	11,110.85	6,288.92	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	464,914	464,914	-	464,914	442,426	42,691.80	10,359.69	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	243,750	243,750	-	243,750	227,934	10,109.90	6,471.40	-
T. Rowe Price Equity Income Portfolio	780,397	775,820	4,577	780,397	750,724	29,774.76	22,915.92	135.19
T. Rowe Price Mid-Cap Growth Portfolio	389,254	377,985	11,269	389,254	310,037	11,629.93	4,339.66	129.39
T. Rowe Price Moderate Allocation Portfolio	850,638	843,375	7,263	850,638	742,334	37,113.34	23,346.29	201.06

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2020

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
T. Rowe Price New America Growth Portfolio	$239,381	$239,381	$-	$239,381	$173,974	6,035.84	4,252.67	-
T. Rowe Price International Stock Portfolio	627,408	627,408	-	627,408	549,556	36,733.52	30,520.10	-
Product B
Calvert VP NASDAQ-100 Index Portfolio	$9,470	$9,470	$-	$9,470	$4,155	77.20	134.29	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	90,412	90,412	-	90,412	80,635	747.15	6,714.64	-
Columbia VP Select Mid Cap Value Fund - Class 1	4,521	4,521	-	4,521	2,992	162.21	185.02	-
Columbia VP Small Cap Value Fund - Class 2	53,298	53,298	-	53,298	49,204	3,318.71	1,427.13	-
Federated Hermes Managed Volatility Fund II - Primary Shares	-	-	-	-	-	-	-	-
Federated Hermes Quality Bond Fund II - Primary Shares	114,533	114,533	-	114,533	106,168	9,689.80	8,748.28	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	100,646	100,646	-	100,646	69,898	2,153.79	3,050.60	-
Fidelity® VIP Growth Portfolio - Service Class 2	94,127	94,127	-	94,127	60,112	935.84	3,634.77	-
Fidelity® VIP High Income Portfolio - Service Class 2	51,202	51,202	-	51,202	52,262	10,059.31	3,645.19	-
Fidelity® VIP Index 500 Portfolio - Service Class 2	6,117	6,117	-	6,117	3,574	16.68	111.43	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	52,355	52,355	-	52,355	44,149	1,404.00	2,032.36	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	38,711	38,711	-	38,711	40,759	2,262.47	1,854.25	-
Franklin Mutual Shares VIP Fund - Class 2	140,554	140,554	-	140,554	152,686	8,472.20	5,241.95	-
Franklin Small Cap Value VIP Fund - Class 2	4,713	4,713	-	4,713	5,400	325.01	182.59	-
Franklin U.S. Government Securities VIP Fund - Class 2	109,294	109,294	-	109,294	110,803	9,047.54	8,820.33	-
Templeton Global Bond VIP Fund - Class 2	45,614	45,614	-	45,614	53,521	3,300.59	3,245.56	-
T. Rowe Price Equity Income Portfolio	8,356	8,356	-	8,356	8,892	318.81	357.81	-
T. Rowe Price Moderate Allocation Portfolio	4,827	4,827	-	4,827	4,120	210.59	149.89	-
T. Rowe Price International Stock Portfolio	139,040	139,040	-	139,040	123,516	8,140.50	6,731.02	-

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account

Statements of Operations

Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
				Realized gain		Net realized	Change in unrealized appreciation/	Net increase (decrease) in
		Mortality and	Net investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
Product A
American Century VP Capital Appreciation Fund	$-	$(2,626)	$(2,626)	$1,997	$21,501	$23,498	$47,901	$68,773
American Century VP Inflation Protection Bond Fund	665	(574)	91	6	-	6	3,207	3,304
American Century VP Mid Cap Value Fund	133	(97)	36	274	-	274	(164)	146
American Century VP Ultra® Fund	-	(3,716)	(3,716)	50,056	23,873	73,929	36,353	106,566
American Century VP Value Fund	5,215	(3,011)	2,204	2,622	5,263	7,885	(5,014)	5,075
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	306	(495)	(189)	2,230	409	2,639	4,844	7,294
BNY Mellon VIF Appreciation Portfolio - Initial Shares	6,355	(11,184)	(4,829)	(17,776)	67,267	49,491	118,900	163,562
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	3,293	(5,982)	(2,689)	29,266	33,565	62,831	25,146	85,288
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	4,750	(9,645)	(4,895)	35,360	-	35,360	81,439	111,904
Calvert VP NASDAQ-100 Index Portfolio	1,586	(5,014)	(3,428)	74,885	12,324	87,209	58,952	142,733
Calvert VP Russell 2000 Small Cap Index Portfolio	1,617	(2,074)	(457)	5,045	9,045	14,090	14,297	27,930
Calvert VP S&P MidCap 400 Index Portfolio	1,115	(1,541)	(426)	6,035	3,272	9,307	124	9,005
Federated Hermes Government Money Fund II - Service Shares	218	(3,157)	(2,939)	-	-	-	-	(2,939)
Federated Hermes Managed Volatility Fund II - Primary Shares	21,610	(11,035)	10,575	(16,493)	-	(16,493)	(9,183)	(15,101)
Federated Hermes Quality Bond Fund II - Primary Shares	34,439	(16,743)	17,696	(2,348)	3,689	1,341	55,844	74,881
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,947	(22,026)	(18,079)	45,812	8,154	53,966	373,178	409,065
Fidelity® VIP Growth & Income Portfolio - Initial Class	7,058	(4,689)	2,369	11,233	19,478	30,711	(24,344)	8,736
Fidelity® VIP Growth Portfolio - Initial Class	501	(8,414)	(7,913)	42,210	62,465	104,675	115,099	211,861
Fidelity® VIP High Income Portfolio - Service Class 2	22,278	(6,205)	16,073	(12,171)	-	(12,171)	(2,516)	1,386
Fidelity® VIP Index 500 Portfolio - Initial Class	5,910	(4,624)	1,286	12,932	1,044	13,976	42,745	58,007
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,052	(11,004)	(7,952)	(20,491)	-	(20,491)	153,017	124,574
Fidelity® VIP Overseas Portfolio - Initial Class	1,232	(4,095)	(2,863)	24,566	1,477	26,043	10,078	33,258
Franklin Global Real Estate VIP Fund - Class 2	4,812	(1,961)	2,851	1,416	15,457	16,873	(33,617)	(13,893)
Franklin Mutual Shares VIP Fund - Class 2	7,464	(3,497)	3,967	(4,418)	10,377	5,959	(22,812)	(12,886)
Franklin Small Cap Value VIP Fund - Class 2	4,924	(4,331)	593	(59,216)	20,945	(38,271)	37,408	(270)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(6,587)	(6,587)	(8,609)	58,660	50,051	160,611	204,075
Franklin U.S. Government Securities VIP Fund - Class 2	17,926	(7,251)	10,675	(7,113)	-	(7,113)	9,566	13,128
Templeton Growth VIP Fund - Class 2	3,205	(1,508)	1,697	(29)	-	(29)	3,542	5,210
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	6,096	(5,911)	185	(1,361)	25,436	24,075	(42,160)	(17,900)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	3,009	(3,437)	(428)	(26,669)	19,814	(6,855)	6,103	(1,180)

See accompanying notes.

 EquiTrust Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
				Realized gain		Net realized	Change in unrealized appreciation/	Net increase (decrease) in
		Mortality and	Net investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
T. Rowe Price Equity Income Portfolio	$15,926	$(9,413)	$6,513	$7,923	$16,526	$24,449	$(38,139)	$(7,177)
T. Rowe Price Mid-Cap Growth Portfolio	-	(5,232)	(5,232)	6,662	24,834	31,496	39,813	66,077
T. Rowe Price Moderate Allocation Portfolio	10,602	(10,691)	(89)	8,833	26,862	35,695	60,039	95,645
T. Rowe Price New America Growth Portfolio	-	(3,287)	(3,287)	31,258	35,308	66,566	13,552	76,831
T. Rowe Price International Stock Portfolio	3,160	(7,497)	(4,337)	10,685	24,581	35,266	49,894	80,823
Product B
Calvert VP NASDAQ-100 Index Portfolio	$36	$(76)	$(40)	$66	$282	$348	$2,717	$3,025
Calvert VP S&P MidCap 400 Index Portfolio - Class F	1,114	(854)	260	136	3,268	3,404	9,771	13,435
Columbia VP Select Mid Cap Value Fund - Class 1	-	(37)	(37)	12	-	12	295	270
Columbia VP Small Cap Value Fund - Class 2	169	(472)	(303)	(2,931)	2,165	(766)	9,085	8,016
Federated Hermes Managed Volatility Fund II - Primary Shares	28	(4)	24	(43)	-	(43)	(121)	(140)
Federated Hermes Quality Bond Fund II - Primary Shares	3,620	(1,261)	2,359	77	388	465	5,646	8,470
Fidelity® VIP Contrafund® Portfolio - Service Class 2	91	(1,057)	(966)	9,389	611	10,000	17,161	26,195
Fidelity® VIP Growth Portfolio - Service Class 2	43	(950)	(907)	11,253	9,793	21,046	13,477	33,616
Fidelity® VIP High Income Portfolio - Service Class 2	2,794	(550)	2,244	(2,126)	-	(2,126)	387	505
Fidelity® VIP Index 500 Portfolio - Service Class 2	82	(52)	30	49	17	66	811	907
Fidelity® VIP Mid Cap Portfolio - Service Class 2	191	(472)	(281)	2,438	-	2,438	7,426	9,583
Fidelity® VIP Real Estate Portfolio - Service Class 2	818	(408)	410	(549)	1,699	1,150	(4,394)	(2,834)
Franklin Mutual Shares VIP Fund - Class 2	4,260	(1,392)	2,868	(6,658)	5,923	(735)	(6,667)	(4,534)
Franklin Small Cap Value VIP Fund - Class 2	58	(39)	19	(37)	245	208	(43)	184
Franklin U.S. Government Securities VIP Fund - Class 2	4,286	(1,239)	3,047	(2,326)	-	(2,326)	2,923	3,644
Templeton Global Bond VIP Fund - Class 2	4,525	(515)	4,010	(3,520)	-	(3,520)	(3,845)	(3,355)
T. Rowe Price Equity Income Portfolio	169	(71)	98	(34)	177	143	(135)	106
T. Rowe Price Moderate Allocation Portfolio	65	(47)	18	(204)	152	(52)	275	241
T. Rowe Price International Stock Portfolio	700	(1,384)	(684)	3,556	5,448	9,004	10,535	18,855

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2020
Product A
American Century VP Capital Appreciation Fund	$180,832	$(2,626)	$23,498	$47,901	$68,773	$2,880	$(1,380)	$(112)	$(27,144)	$(25,756)	$43,017	$223,849
American Century VP Inflation Protection Bond Fund	39,886	91	6	3,207	3,304	-	-	(5)	-	(5)	3,299	43,185
American Century VP Mid Cap Value Fund	7,485	36	274	(164)	146	-	(974)	-	1,398	424	570	8,055
American Century VP Ultra® Fund	261,634	(3,716)	73,929	36,353	106,566	120	(17,823)	(116)	(31,746)	(49,565)	57,001	318,635
American Century VP Value Fund	235,274	2,204	7,885	(5,014)	5,075	648	(4,386)	(152)	21,603	17,713	22,788	258,062
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	38,893	(189)	2,639	4,844	7,294	300	(3,632)	(77)	(2,074)	(5,483)	1,811	40,704
BNY Mellon VIF Appreciation Portfolio - Initial Shares	821,095	(4,829)	49,491	118,900	163,562	5,943	(31,807)	(809)	(46,800)	(73,473)	90,089	911,184
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	478,259	(2,689)	62,831	25,146	85,288	600	(66,233)	(268)	(1,606)	(67,507)	17,781	496,040
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	832,234	(4,895)	35,360	81,439	111,904	5,451	(144,728)	(1,083)	1,779	(138,581)	(26,677)	805,557
Calvert VP NASDAQ-100 Index Portfolio	330,741	(3,428)	87,209	58,952	142,733	5,225	(6,143)	(153)	(61,271)	(62,342)	80,391	411,132
Calvert VP Russell 2000 Small Cap Index Portfolio	171,970	(457)	14,090	14,297	27,930	1,440	(8,746)	62	(2,379)	(9,623)	18,307	190,277
Calvert VP S&P MidCap 400 Index Portfolio	137,944	(426)	9,307	124	9,005	1,756	(43,922)	(120)	3,901	(38,385)	(29,380)	108,564
Federated Hermes Government Money Fund II - Service Shares	107,453	(2,939)	-	-	(2,939)	2,548	(67,269)	(229)	228,527	163,577	160,638	268,091
Federated Hermes Managed Volatility Fund II - Primary Shares	901,253	10,575	(16,493)	(9,183)	(15,101)	12,632	(60,623)	(705)	(35,454)	(84,150)	(99,251)	802,002
Federated Hermes Quality Bond Fund II - Primary Shares	1,265,322	17,696	1,341	55,844	74,881	8,743	(101,552)	(1,545)	(47,838)	(142,192)	(67,311)	1,198,011

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2020
Fidelity® VIP Contrafund® Portfolio - Initial Class	$1,486,426	$(18,079)	$53,966	$373,178	$409,065	$5,469	$(22,133)	$(659)	$(63,989)	$(81,312)	$327,753	$1,814,179
Fidelity® VIP Growth & Income Portfolio - Initial Class	419,258	2,369	30,711	(24,344)	8,736	1,400	(52,966)	(161)	(12,400)	(64,127)	(55,391)	363,867
Fidelity® VIP Growth Portfolio - Initial Class	610,720	(7,913)	104,675	115,099	211,861	5,340	(85,817)	(223)	(33,728)	(114,428)	97,433	708,153
Fidelity® VIP High Income Portfolio - Service Class 2	488,316	16,073	(12,171)	(2,516)	1,386	1,230	(40,383)	(944)	14,401	(25,696)	(24,310)	464,006
Fidelity® VIP Index 500 Portfolio - Initial Class	326,114	1,286	13,976	42,745	58,007	3,880	(15,363)	(130)	18,373	6,760	64,767	390,881
Fidelity® VIP Mid Cap Portfolio - Service Class 2	888,010	(7,952)	(20,491)	153,017	124,574	8,523	(133,978)	(84)	6,663	(118,876)	5,698	893,708
Fidelity® VIP Overseas Portfolio - Initial Class	342,106	(2,863)	26,043	10,078	33,258	268	(41,196)	(124)	(19,697)	(60,749)	(27,491)	314,615
Franklin Global Real Estate VIP Fund - Class 2	152,523	2,851	16,873	(33,617)	(13,893)	2,640	(759)	(439)	5,856	7,298	(6,595)	145,928
Franklin Mutual Shares VIP Fund - Class 2	285,200	3,967	5,959	(22,812)	(12,886)	684	(7,171)	(195)	25,339	18,657	5,771	290,971
Franklin Small Cap Value VIP Fund - Class 2	381,070	593	(38,271)	37,408	(270)	3,330	(34,169)	(253)	(23,346)	(54,438)	(54,708)	326,362
Franklin Small-Mid Cap Growth VIP Fund - Class 2	465,323	(6,587)	50,051	160,611	204,075	2,237	(68,482)	(979)	(20,688)	(87,912)	116,163	581,486
Franklin U.S. Government Securities VIP Fund - Class 2	542,846	10,675	(7,113)	9,566	13,128	6,541	(33,029)	(431)	(29,561)	(56,480)	(43,352)	499,494
Templeton Growth VIP Fund - Class 2	124,000	1,697	(29)	3,542	5,210	288	(6,355)	(59)	1,024	(5,102)	108	124,108
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	526,203	185	24,075	(42,160)	(17,900)	1,693	(79,890)	(1,098)	35,906	(43,389)	(61,289)	464,914
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	342,691	(428)	(6,855)	6,103	(1,180)	2,570	(10,935)	(106)	(89,290)	(97,761)	(98,941)	243,750
T. Rowe Price Equity Income Portfolio	783,825	6,513	24,449	(38,139)	(7,177)	3,987	(36,013)	(379)	36,154	3,749	(3,428)	780,397

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2020
T. Rowe Price Mid-Cap Growth Portfolio	$439,594	$(5,232)	$31,496	$39,813	$66,077	$1,301	$(40,955)	$(109)	$(76,654)	$(116,417)	$(50,340)	$389,254
T. Rowe Price Moderate Allocation Portfolio	793,031	(89)	35,695	60,039	95,645	4,429	(42,882)	(1,729)	2,144	(38,038)	57,607	850,638
T. Rowe Price New America Growth Portfolio	272,993	(3,287)	66,566	13,552	76,831	650	(88,623)	(198)	(22,272)	(110,443)	(33,612)	239,381
T. Rowe Price International Stock Portfolio	538,150	(4,337)	35,266	49,894	80,823	5,133	(25,923)	(993)	30,218	8,435	89,258	627,408
Product B
Calvert VP NASDAQ-100 Index Portfolio	$6,489	$(40)	$348	$2,717	$3,025	$-	$-	$(44)	$-	$(44)	$2,981	$9,470
Calvert VP S&P MidCap 400 Index Portfolio - Class F	88,461	260	3,404	9,771	13,435	910	(15,952)	(843)	4,401	(11,484)	1,951	90,412
Columbia VP Select Mid Cap Value Fund - Class 1	4,273	(37)	12	295	270	-	-	(22)	-	(22)	248	4,521
Columbia VP Small Cap Value Fund - Class 2	49,007	(303)	(766)	9,085	8,016	494	(8,786)	(468)	5,035	(3,725)	4,291	53,298
Federated Hermes Managed Volatility Fund II - Primary Shares	1,168	24	(43)	(121)	(140)	-	-	-	(1,028)	(1,028)	(1,168)	-
Federated Hermes Quality Bond Fund II - Primary Shares	130,604	2,359	465	5,646	8,470	1,438	(20,200)	(1,142)	(4,637)	(24,541)	(16,071)	114,533
Fidelity® VIP Contrafund® Portfolio - Service Class 2	110,512	(966)	10,000	17,161	26,195	1,022	(17,801)	(1,009)	(18,273)	(36,061)	(9,866)	100,646
Fidelity® VIP Growth Portfolio - Service Class 2	96,230	(907)	21,046	13,477	33,616	944	(16,255)	(920)	(19,488)	(35,719)	(2,103)	94,127
Fidelity® VIP High Income Portfolio - Service Class 2	59,251	2,244	(2,126)	387	505	598	(9,369)	(522)	739	(8,554)	(8,049)	51,202
Fidelity® VIP Index 500 Portfolio - Service Class 2	5,241	30	66	811	907	-	-	(31)	-	(31)	876	6,117
Fidelity® VIP Mid Cap Portfolio - Service Class 2	48,189	(281)	2,438	7,426	9,583	451	(7,414)	(432)	1,978	(5,417)	4,166	52,355

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2020
Fidelity® VIP Real Estate Portfolio - Service Class 2	$42,992	$410	$1,150	$(4,394)	$(2,834)	$416	$(7,083)	$(385)	$5,605	$(1,447)	$(4,281)	$38,711
Franklin Mutual Shares VIP Fund - Class 2	151,012	2,868	(735)	(6,667)	(4,534)	1,516	(26,347)	(1,373)	20,280	(5,924)	(10,458)	140,554
Franklin Small Cap Value VIP Fund - Class 2	4,552	19	208	(43)	184	-	-	(23)	-	(23)	161	4,713
Franklin U.S. Government Securities VIP Fund - Class 2	129,037	3,047	(2,326)	2,923	3,644	1,438	(20,029)	(1,126)	(3,670)	(23,387)	(19,743)	109,294
Templeton Global Bond VIP Fund - Class 2	53,807	4,010	(3,520)	(3,845)	(3,355)	598	(9,278)	(499)	4,341	(4,838)	(8,193)	45,614
T. Rowe Price Equity Income Portfolio	7,997	98	143	(135)	106	-	-	(47)	300	253	359	8,356
T. Rowe Price Moderate Allocation Portfolio	6,506	18	(52)	275	241	-	-	(26)	(1,894)	(1,920)	(1,679)	4,827
T. Rowe Price International Stock Portfolio	148,161	(684)	9,004	10,535	18,855	1,438	(24,993)	(1,350)	(3,071)	(27,976)	(9,121)	139,040

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2019

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2019
Product A
American Century VP Capital Appreciation Fund	$137,970	$(2,343)	$28,653	$19,968	$46,278	$1,880	$(3,224)	$(129)	$(1,943)	$(3,416)	$42,862	$180,832
American Century VP Inflation Protection Bond Fund	37,101	458	(25)	2,404	2,837	-	(46)	(6)	-	(52)	2,785	39,886
American Century VP Mid Cap Value Fund	6,643	48	1,260	414	1,722	-	(880)	-	-	(880)	842	7,485
American Century VP Ultra® Fund	207,487	(3,361)	35,109	34,892	66,640	2,720	(14,142)	(110)	(961)	(12,493)	54,147	261,634
American Century VP Value Fund	193,299	1,566	16,772	29,825	48,163	1,573	(6,483)	(161)	(1,117)	(6,188)	41,975	235,274
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	30,384	(44)	1,330	8,279	9,565	310	(601)	(76)	(689)	(1,056)	8,509	38,893
BNY Mellon VIF Appreciation Portfolio - Initial Shares	775,582	(1,590)	81,063	157,556	237,029	12,308	(161,537)	(829)	(41,458)	(191,516)	45,513	821,095
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	279,107	(1,262)	44,124	39,087	81,949	895	(9,955)	(295)	126,558	117,203	199,152	478,259
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	778,723	(11,482)	218,063	(54,024)	152,557	6,886	(117,207)	(378)	11,653	(99,046)	53,511	832,234
Calvert VP NASDAQ-100 Index Portfolio	243,335	(2,524)	13,148	78,652	89,276	4,860	(4,172)	(142)	(2,416)	(1,870)	87,406	330,741
Calvert VP Russell 2000 Small Cap Index Portfolio	155,979	(791)	23,966	11,752	34,927	2,591	(16,817)	34	(4,744)	(18,936)	15,991	171,970
Calvert VP S&P MidCap 400 Index Portfolio	119,967	(328)	14,261	14,249	28,182	1,915	(3,163)	(155)	(8,802)	(10,205)	17,977	137,944
Federated Hermes Government Money Fund II - Service Shares	106,504	257	-	-	257	3,357	(2,776)	(194)	305	692	949	107,453
Federated Hermes Managed Volatility Fund II - Primary Shares	860,346	6,927	(12,959)	155,323	149,291	14,935	(89,950)	(752)	(32,617)	(108,384)	40,907	901,253
Federated Hermes Quality Bond Fund II - Primary Shares	1,264,360	20,200	(3,751)	81,880	98,329	13,398	(88,489)	(1,117)	(21,159)	(97,367)	962	1,265,322

See accompanying notes.

 EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2019
Fidelity® VIP Contrafund® Portfolio - Initial Class	$1,135,755	$(12,533)	$181,471	$165,378	$334,316	$8,248	$(92,682)	$(637)	$101,426	$16,355	$350,671	$1,486,426
Fidelity® VIP Growth & Income Portfolio - Initial Class	326,516	7,960	69,988	15,091	93,039	3,500	(67,571)	(167)	63,941	(297)	92,742	419,258
Fidelity® VIP Growth Portfolio - Initial Class	506,839	(6,464)	69,797	93,806	157,139	5,471	(32,803)	(238)	(25,688)	(53,258)	103,881	610,720
Fidelity® VIP High Income Portfolio - Service Class 2	471,837	17,731	(5,367)	48,219	60,583	3,090	(26,086)	(453)	(20,655)	(44,104)	16,479	488,316
Fidelity® VIP Index 500 Portfolio - Initial Class	323,350	1,732	60,829	23,127	85,688	14,944	(94,471)	(153)	(3,244)	(82,924)	2,764	326,114
Fidelity® VIP Mid Cap Portfolio - Service Class 2	808,803	(6,735)	93,101	82,318	168,684	6,154	(81,338)	(135)	(14,158)	(89,477)	79,207	888,010
Fidelity® VIP Overseas Portfolio - Initial Class	288,346	978	20,331	52,367	73,676	2,830	(19,021)	(134)	(3,591)	(19,916)	53,760	342,106
Franklin Global Real Estate VIP Fund - Class 2	174,972	2,655	24,300	7,746	34,701	2,836	(12,369)	(133)	(47,484)	(57,150)	(22,449)	152,523
Franklin Mutual Shares VIP Fund - Class 2	254,002	1,307	25,548	24,386	51,241	2,804	(12,189)	(215)	(10,443)	(20,043)	31,198	285,200
Franklin Small Cap Value VIP Fund - Class 2	321,188	(1,157)	57,160	21,402	77,405	4,499	(18,688)	(335)	(2,999)	(17,523)	59,882	381,070
Franklin Small-Mid Cap Growth VIP Fund - Class 2	527,992	(7,846)	19,951	140,339	152,444	6,861	(75,120)	(194)	(146,660)	(215,113)	(62,669)	465,323
Franklin U.S. Government Securities VIP Fund - Class 2	630,840	9,911	(14,031)	27,375	23,255	4,809	(97,293)	(471)	(18,294)	(111,249)	(87,994)	542,846
Templeton Growth VIP Fund - Class 2	117,178	1,715	23,890	(10,313)	15,292	838	(7,485)	(74)	(1,749)	(8,470)	6,822	124,000
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	541,897	784	87,457	36,701	124,942	6,978	(145,737)	(384)	(1,493)	(140,636)	(15,694)	526,203
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	444,383	(3,939)	121,899	(26,716)	91,244	7,522	(209,979)	(132)	9,653	(192,936)	(101,692)	342,691
T. Rowe Price Equity Income Portfolio	663,055	6,731	60,860	91,036	158,627	5,397	(9,884)	(439)	(32,931)	(37,857)	120,770	783,825

See accompanying notes.

 EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2019
T. Rowe Price Mid-Cap Growth Portfolio	$564,682	$(7,393)	$84,140	$77,642	$154,389	$2,876	$(96,796)	$(289)	$(185,268)	$(279,477)	$(125,088)	$439,594
T. Rowe Price Moderate Allocation Portfolio	734,412	4,435	36,890	88,147	129,472	5,641	(52,488)	(601)	(23,405)	(70,853)	58,619	793,031
T. Rowe Price New America Growth Portfolio	257,181	(3,041)	27,946	54,060	78,965	2,250	(63,538)	(223)	(1,642)	(63,153)	15,812	272,993
T. Rowe Price International Stock Portfolio	491,016	4,906	38,006	77,788	120,700	8,864	(88,225)	(337)	6,132	(73,566)	47,134	538,150
Product B
Calvert VP NASDAQ-100 Index Portfolio	$4,750	$(27)	$385	$1,430	$1,788	$500	$-	$(34)	$(515)	$(49)	$1,739	$6,489
Calvert VP S&P MidCap 400 Index Portfolio - Class F	72,094	142	5,756	11,595	17,493	1,252	(876)	(840)	(662)	(1,126)	16,367	88,461
Columbia VP Select Mid Cap Value Fund - Class 1	3,299	(39)	14	1,022	997	-	-	(23)	-	(23)	974	4,273
Columbia VP Small Cap Value Fund - Class 2	38,415	(326)	3,371	4,700	7,745	1,165	(403)	(459)	2,544	2,847	10,592	49,007
Federated Hermes Managed Volatility Fund II - Primary Shares	983	12	-	175	187	-	-	(2)	-	(2)	185	1,168
Federated Hermes Quality Bond Fund II - Primary Shares	127,301	2,583	(845)	8,810	10,548	2,520	(3,047)	(1,192)	(5,526)	(7,245)	3,303	130,604
Fidelity® VIP Contrafund® Portfolio - Service Class 2	90,445	(808)	11,597	15,805	26,594	2,171	(1,097)	(990)	(6,611)	(6,527)	20,067	110,512
Fidelity® VIP Growth Portfolio - Service Class 2	79,525	(847)	6,864	19,079	25,096	1,343	(1,088)	(889)	(7,757)	(8,391)	16,705	96,230
Fidelity® VIP High Income Portfolio - Service Class 2	54,169	2,359	(631)	5,581	7,309	939	(942)	(542)	(1,682)	(2,227)	5,082	59,251
Fidelity® VIP Index 500 Portfolio - Service Class 2	4,047	37	110	1,075	1,222	-	-	(28)	-	(28)	1,194	5,241
Fidelity® VIP Mid Cap Portfolio - Service Class 2	38,762	(142)	4,643	4,063	8,564	1,428	(579)	(423)	437	863	9,427	48,189

See accompanying notes.

 EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
									Transfers between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2019
Fidelity® VIP Real Estate Portfolio - Service Class 2	$37,974	$206	$1,523	$6,401	$8,130	$1,087	$(487)	$(406)	$(3,306)	$(3,112)	$5,018	$42,992
Franklin Mutual Shares VIP Fund - Class 2	125,878	1,188	13,739	11,869	26,796	2,586	(1,485)	(1,409)	(1,354)	(1,662)	25,134	151,012
Franklin Small Cap Value VIP Fund - Class 2	3,660	2	544	373	919	500	-	(25)	(502)	(27)	892	4,552
Franklin U.S. Government Securities VIP Fund - Class 2	128,385	2,571	(1,365)	4,198	5,404	2,520	(3,006)	(1,188)	(3,078)	(4,752)	652	129,037
Templeton Global Bond VIP Fund - Class 2	53,130	3,372	(861)	(1,989)	522	1,439	(898)	(525)	139	155	677	53,807
T. Rowe Price Equity Income Portfolio	6,454	97	452	1,066	1,615	-	-	(48)	(24)	(72)	1,543	7,997
T. Rowe Price Moderate Allocation Portfolio	5,508	62	141	827	1,030	500	-	(27)	(505)	(32)	998	6,506
T. Rowe Price International Stock Portfolio	118,605	1,945	5,948	23,388	31,281	2,008	(1,512)	(1,334)	(887)	(1,725)	29,556	148,161

See accompanying notes.

EquiTrust Life Annuity Account

Notes to Financial Statements

December 31, 2020

1.	Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts (Product A) and variable annuity contracts (Product B) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A
American Century VP Inflation Protection Bond Fund	A
American Century VP Mid Cap Value Fund	A
American Century VP Ultra® Fund	A
American Century VP Value Fund	A
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	A
BNY Mellon Variable Investment Fund (3)
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F (1)	B
Calvert VP NASDAQ-100 Index Portfolio	A & B
Calvert VP Russell 2000 Small Cap Index Portfolio	A
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F (1)	B
Calvert VP S&P MidCap 400 Index Portfolio	A
Calvert VP S&P MidCap 400 Index Portfolio - Class F	B
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1 (1)	B
Columbia VP Select Mid Cap Value Fund - Class 1	B
Columbia VP Small Cap Value Fund - Class 2	B
Columbia VP Small Company Growth Fund - Class 2 (1)	B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A (1)	B
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A (1)	B
Federated Hermes Insurance Series (2)
Federated Hermes Government Money Fund II - Service Shares (1) (2)	A & B
Federated Hermes Managed Volatility Fund II - Primary Shares (2)	A & B
Federated Hermes Quality Bond Fund II - Primary Shares (2)	A & B
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	B
Fidelity® VIP Growth & Income Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Service Class 2	B
Fidelity® VIP High Income Portfolio - Service Class 2	A & B
Fidelity® VIP Index 500 Portfolio - Initial Class	A
Fidelity® VIP Index 500 Portfolio - Service Class 2	B
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A & B
Fidelity® VIP Overseas Portfolio - Initial Class	A
Fidelity® VIP Real Estate Portfolio - Service Class 2	B
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A
Franklin Mutual Shares VIP Fund - Class 2	A & B
Franklin Small Cap Value VIP Fund - Class 2	A & B
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A
Franklin U.S. Government Securities VIP Fund - Class 2	A & B
Templeton Global Bond VIP Fund - Class 2	B
Templeton Growth VIP Fund - Class 2	A
J.P. Morgan Insurance Trust
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	A
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	A
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2 (1)	B
T. Rowe Price Equity Series, Inc.
T. Rowe Price Equity Income Portfolio	A & B
T. Rowe Price Mid-Cap Growth Portfolio	A
T. Rowe Price Moderate Allocation Portfolio	A & B
T. Rowe Price New America Growth Portfolio (1)	A & B
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A & B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(1)	Product B subaccount was inactive during 2020 and 2019; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

(2)	The names of the following investment families and investment options changed during the year:

Current Name	Former Name
Federated Hermes Insurance Series	Federated Insurance Series
Federated Hermes Government Money Fund II - Service Shares	Federated Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares	Federated Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares	Federated Quality Bond Fund II - Primary Shares

(3)	On April 30, 2020, the BNY Mellon VIF International Equity Portfolio – Initial Shares was closed to contract owners pursuant to approval by the Board of Trustees of BNY Mellon Variable Investment Fund. As a result, the BNY Mellon VIF International Equity Portfolio – Initial Shares subaccount was removed as an investment option and liquidated.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2020, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2.	Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% on Product A, and 1.00% on Product B of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A or $4 monthly on Product B to reimburse it for administrative expenses related to the contract. Product B is also assessed an asset-based administrative charge of 0.04% monthly of the variable accumulated value for the first eight contract years and thereafter, 0.02% monthly. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 for Product A or $10 for Product B may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3.	Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

4.	Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2020:

Subaccount	Cost of Purchases	Proceeds from Sales
Product A:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$28,302	$35,183
American Century VP Inflation Protection Bond Fund	666	580
American Century VP Mid Cap Value Fund	1,532	1,072
American Century VP Ultra® Fund	44,612	74,020
American Century VP Value Fund	32,617	7,437

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,014	6,277

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	90,041	101,076
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	37,615	74,246
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	20,010	163,486

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	67,178	120,624
Calvert VP Russell 2000 Small Cap Index Portfolio	22,495	23,530
Calvert VP S&P MidCap 400 Index Portfolio	14,443	49,982

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	250,562	89,924
Federated Hermes Managed Volatility Fund II - Primary Shares	70,002	143,577
Federated Hermes Quality Bond Fund II - Primary Shares	80,147	200,954

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	52,559	143,796
Fidelity® VIP Growth & Income Portfolio - Initial Class	33,498	75,778
Fidelity® VIP Growth Portfolio - Initial Class	68,055	127,931
Fidelity® VIP High Income Portfolio - Service Class 2	51,083	60,706
Fidelity® VIP Index 500 Portfolio - Initial Class	32,577	23,487
Fidelity® VIP Mid Cap Portfolio - Service Class 2	70,145	196,973
Fidelity® VIP Overseas Portfolio - Initial Class	15,698	77,833

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	49,341	23,735
Franklin Mutual Shares VIP Fund - Class 2	62,456	29,455
Franklin Small Cap Value VIP Fund - Class 2	61,200	94,100
Franklin Small-Mid Cap Growth VIP Fund - Class 2	66,180	102,019
Franklin U.S. Government Securities VIP Fund - Class 2	57,603	103,408
Templeton Growth VIP Fund - Class 2	7,719	11,124

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	$66,894	$84,662
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	45,315	123,690

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	101,770	74,982
T. Rowe Price Mid-Cap Growth Portfolio	28,540	125,355
T. Rowe Price Moderate Allocation Portfolio	72,824	84,089
T. Rowe Price New America Growth Portfolio	45,992	124,414

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	116,113	87,434

Product B:
Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	$318	$120
Calvert VP S&P MidCap 400 Index Portfolio - Class F	15,779	23,735

Columbia Variable Products, Inc.:
Columbia VP Select Mid Cap Value Fund - Class 1	-	59
Columbia VP Small Cap Value Fund - Class 2	13,570	15,433

Federated Hermes Insurance Series:
Federated Hermes Managed Volatility Fund II - Primary Shares	28	1,032
Federated Hermes Quality Bond Fund II - Primary Shares	11,947	33,741

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,268	39,684
Fidelity® VIP Growth Portfolio - Service Class 2	10,743	37,576
Fidelity® VIP High Income Portfolio - Service Class 2	6,215	12,525
Fidelity® VIP Index 500 Portfolio - Service Class 2	99	83
Fidelity® VIP Mid Cap Portfolio - Service Class 2	5,565	11,263
Fidelity® VIP Real Estate Portfolio - Service Class 2	9,071	8,409

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	34,757	31,890
Franklin Small Cap Value VIP Fund - Class 2	302	61
Franklin U.S. Government Securities VIP Fund - Class 2	14,340	34,680
Templeton Global Bond VIP Fund - Class 2	10,291	11,119

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	646	118
T. Rowe Price Moderate Allocation Portfolio	217	1,967

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	11,021	34,233

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

5.	Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2020 and 2019:

	Period Ended December 31,
	2020			2019
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Product A:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	209	861	(652)	62	172	(110)
American Century VP Inflation Protection Bond Fund	-	1	(1)	-	4	(4)
American Century VP Mid Cap Value Fund	67	44	23	-	38	(38)
American Century VP Ultra® Fund	581	1,919	(1,338)	90	490	(400)
American Century VP Value Fund	1,563	289	1,274	89	457	(368)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	11	237	(226)	14	65	(51)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	623	3,137	(2,514)	668	8,130	(7,462)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	34	2,516	(2,482)	4,505	422	4,083
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	752	6,446	(5,694)	1,153	5,041	(3,888)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	1,100	2,152	(1,052)	106	155	(49)
Calvert VP Russell 2000 Small Cap Index Portfolio	414	730	(316)	191	793	(602)
Calvert VP S&P MidCap 400 Index Portfolio	288	1,238	(950)	57	312	(255)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	27,407	9,553	17,854	399	323	76
Federated Hermes Managed Volatility Fund II - Primary Shares	3,093	8,871	(5,778)	3,067	10,258	(7,191)
Federated Hermes Quality Bond Fund II - Primary Shares	3,801	15,782	(11,981)	1,294	9,694	(8,400)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,061	2,994	(1,933)	3,571	3,257	314
Fidelity® VIP Growth & Income Portfolio - Initial Class	298	2,898	(2,600)	2,513	2,498	15
Fidelity® VIP Growth Portfolio - Initial Class	148	3,433	(3,285)	339	2,123	(1,784)
Fidelity® VIP High Income Portfolio - Service Class 2	1,176	2,277	(1,101)	139	1,881	(1,742)
Fidelity® VIP Index 500 Portfolio - Initial Class	867	596	271	493	3,252	(2,759)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,719	4,448	(2,729)	796	2,960	(2,164)
Fidelity® VIP Overseas Portfolio - Initial Class	667	3,672	(3,005)	266	1,230	(964)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2020			2019
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	1,529	1,331	198	92	3,082	(2,990)
Franklin Mutual Shares VIP Fund - Class 2	2,258	1,195	1,063	227	1,136	(909)
Franklin Small Cap Value VIP Fund - Class 2	1,030	2,674	(1,644)	312	786	(474)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	282	3,208	(2,926)	376	7,907	(7,531)
Franklin U.S. Government Securities VIP Fund - Class 2	2,848	6,779	(3,931)	644	8,632	(7,988)
Templeton Growth VIP Fund - Class 2	294	561	(267)	63	543	(480)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	1,056	2,302	(1,246)	181	3,517	(3,336)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	747	4,476	(3,729)	658	6,710	(6,052)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	2,222	2,273	(51)	306	1,565	(1,259)
T. Rowe Price Mid-Cap Growth Portfolio	65	1,758	(1,693)	135	4,222	(4,087)
T. Rowe Price Moderate Allocation Portfolio	1,180	2,430	(1,250)	96	2,431	(2,335)
T. Rowe Price New America Growth Portfolio	309	2,961	(2,652)	64	1,816	(1,752)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	5,592	4,618	974	1,641	6,066	(4,425)

Product B:
Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	-	1	(1)	12	13	(1)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	1,188	1,829	(641)	262	359	(97)

Columbia Variable Products, Inc.:
Columbia VP Select Mid Cap Value Fund - Class 1	-	1	(1)	-	1	(1)
Columbia VP Small Cap Value Fund - Class 2	452	436	16	168	82	86

Federated Hermes Insurance Series:
Federated Hermes Managed Volatility Fund II - Primary Shares	-	100	(100)	-	-	-
Federated Hermes Quality Bond Fund II - Primary Shares	631	2,562	(1,931)	392	992	(600)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	98	1,366	(1,268)	128	404	(276)
Fidelity® VIP Growth Portfolio - Service Class 2	56	1,703	(1,647)	116	624	(508)
Fidelity® VIP High Income Portfolio - Service Class 2	260	893	(633)	136	302	(166)
Fidelity® VIP Index 500 Portfolio - Service Class 2	-	1	(1)	-	1	(1)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	311	462	(151)	190	148	42
Fidelity® VIP Real Estate Portfolio - Service Class 2	347	393	(46)	88	232	(144)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2020			2019
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	1,128	1,181	(53)	171	232	(61)
Franklin Small Cap Value VIP Fund - Class 2	-	1	(1)	23	24	(1)
Franklin U.S. Government Securities VIP Fund - Class 2	822	2,707	(1,885)	511	903	(392)
Templeton Global Bond VIP Fund - Class 2	411	755	(344)	260	251	9

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	17	2	15	-	3	(3)
T. Rowe Price Moderate Allocation Portfolio	-	79	(79)	19	20	(1)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	317	1,714	(1,397)	400	503	(103)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

6.	Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2020, 2019, 2018, 2017 and 2016, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)
Product A:
American Century VP Capital Appreciation Fund:
2020	4,830	$46.34	$223,849	-%	1.40%	40.47%
2019	5,482	32.99	180,832	-	1.40	33.73
2018	5,592	24.67	137,970	-	1.40	(6.52)
2017	7,905	26.39	208,612	-	1.40	20.12
2016	8,832	21.97	194,027	-	1.40	1.81
American Century VP Inflation Protection Bond Fund:
2020	2,974	14.52	43,185	1.61	1.40	8.28
2019	2,975	13.41	39,886	2.56	1.40	7.71
2018	2,979	12.45	37,101	3.55	1.40	(3.94)
2017	533	12.96	6,906	2.88	1.40	2.45
2016	534	12.65	6,748	2.14	1.40	3.27
American Century VP Mid Cap Value Fund:
2020	314	25.67	8,055	1.89	1.40	(0.19)
2019	291	25.72	7,485	2.05	1.40	27.39
2018	329	20.19	6,643	1.41	1.40	(14.05)
2017	342	23.49	8,034	1.56	1.40	10.13
2016	342	21.33	7,300	1.72	1.40	21.19
American Century VP Ultra® Fund:
2020	6,265	50.86	318,635	-	1.40	47.81
2019	7,603	34.41	261,634	-	1.40	32.70
2018	8,003	25.93	207,487	0.25	1.40	(0.61)
2017	8,061	26.09	210,336	0.35	1.40	30.38
2016	8,754	20.01	175,145	0.33	1.40	3.04
American Century VP Value Fund:
2020	13,824	18.67	258,062	2.41	1.40	(0.43)
2019	12,550	18.75	235,274	2.12	1.40	25.33
2018	12,918	14.96	193,299	1.67	1.40	(10.42)
2017	12,497	16.70	208,749	1.64	1.40	7.26
2016	15,521	15.57	241,717	1.74	1.40	18.76
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2020	1,349	30.16	40,704	0.86	1.40	22.11
2019	1,575	24.70	38,893	1.26	1.40	32.23
2018	1,626	18.68	30,384	1.52	1.40	(5.99)
2017	1,627	19.87	32,329	0.92	1.40	13.48
2016	1,666	17.51	29,181	1.01	1.40	8.56

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2020	25,346	$35.95	$911,184	0.79%	1.40%	21.99%
2019	27,860	29.47	821,095	1.19	1.40	34.20
2018	35,322	21.96	775,582	1.26	1.40	(8.16)
2017	37,465	23.91	895,602	1.34	1.40	25.64
2016	41,299	19.03	786,067	1.64	1.40	6.37
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2020	13,414	36.98	496,040	0.77	1.40	22.90
2019	15,896	30.09	478,259	1.05	1.40	27.34
2018	11,813	23.63	279,107	0.80	1.40	(6.01)
2017	12,411	25.14	311,972	0.74	1.40	18.08
2016	15,756	21.29	335,448	1.20	1.40	8.51
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2020	25,706	31.33	805,557	0.69	1.40	18.23
2019	31,400	26.50	832,234	-	1.40	20.07
2018	35,288	22.07	778,723	-	1.40	(20.21)
2017	40,003	27.66	1,106,477	-	1.40	22.99
2016	49,127	22.49	1,104,882	-	1.40	15.45
Calvert VP NASDAQ-100 Index Portfolio:
2020	5,974	68.82	411,132	0.44	1.40	46.18
2019	7,026	47.08	330,741	0.52	1.40	36.86
2018	7,075	34.40	243,335	0.55	1.40	(1.83)
2017	6,983	35.04	244,693	0.34	1.40	30.55
2016	14,454	26.84	387,987	0.48	1.40	5.13
Calvert VP Russell 2000 Small Cap Index Portfolio:
2020	4,752	40.04	190,277	1.09	1.40	18.01
2019	5,068	33.93	171,970	0.94	1.40	23.34
2018	5,670	27.51	155,979	1.08	1.40	(12.47)
2017	5,758	31.43	180,985	0.77	1.40	12.81
2016	6,238	27.86	173,795	0.55	1.40	19.26
Calvert VP S&P MidCap 400 Index Portfolio:
2020	2,264	47.96	108,564	1.01	1.40	11.77
2019	3,214	42.91	137,944	1.14	1.40	24.09
2018	3,469	34.58	119,967	0.95	1.40	(12.57)
2017	4,923	39.55	194,726	0.69	1.40	14.31
2016	5,309	34.60	183,700	0.41	1.40	18.62
Federated Hermes Government Money Fund II - Service Shares:
2020	29,563	9.07	268,091	0.10	1.40	(1.20)
2019	11,709	9.18	107,453	1.63	1.40	0.22
2018	11,633	9.16	106,504	1.24	1.40	(0.11)
2017	12,493	9.17	114,549	0.31	1.40	(1.08)
2016	12,827	9.27	118,888	-	1.40	(1.38)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2020	48,747	$16.45	$802,002	2.73%	1.40%	(0.48)%
2019	54,525	16.53	901,253	2.19	1.40	18.58
2018	61,716	13.94	860,346	1.90	1.40	(9.72)
2017	25,693	15.44	396,719	4.04	1.40	16.53
2016	28,879	13.25	382,780	4.90	1.40	6.17
Federated Hermes Quality Bond Fund II - Primary Shares:
2020	94,992	12.61	1,198,011	2.87	1.40	6.59
2019	106,973	11.83	1,265,322	2.96	1.40	7.94
2018	115,373	10.96	1,264,360	3.13	1.40	(1.97)
2017	119,889	11.18	1,340,286	3.31	1.40	2.57
2016	132,771	10.90	1,446,610	3.69	1.40	2.44
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2020	35,155	51.60	1,814,179	0.25	1.40	28.74
2019	37,088	40.08	1,486,426	0.46	1.40	29.79
2018	36,774	30.88	1,135,755	0.69	1.40	(7.68)
2017	39,471	33.45	1,320,449	0.98	1.40	20.19
2016	43,514	27.83	1,210,936	0.75	1.40	6.55
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2020	11,534	31.55	363,867	2.10	1.40	6.37
2019	14,134	29.66	419,258	3.42	1.40	28.23
2018	14,119	23.13	326,516	0.36	1.40	(10.24)
2017	16,056	25.77	413,736	1.27	1.40	15.30
2016	16,882	22.35	377,295	1.62	1.40	14.50
Fidelity® VIP Growth Portfolio - Initial Class:
2020	14,678	48.24	708,153	0.08	1.40	41.88
2019	17,963	34.00	610,720	0.26	1.40	32.45
2018	19,747	25.67	506,839	0.23	1.40	(1.53)
2017	29,419	26.07	767,011	0.21	1.40	33.28
2016	33,114	19.56	647,685	0.04	1.40	(0.56)
Fidelity® VIP High Income Portfolio - Service Class 2:
2020	17,491	26.53	464,006	5.01	1.40	1.03
2019	18,592	26.26	488,316	5.00	1.40	13.19
2018	20,334	23.20	471,837	5.36	1.40	(5.00)
2017	24,118	24.42	588,908	5.07	1.40	5.44
2016	26,496	23.16	613,554	5.35	1.40	12.65
Fidelity® VIP Index 500 Portfolio - Initial Class:
2020	9,970	39.20	390,881	1.78	1.40	16.60
2019	9,699	33.62	326,114	1.93	1.40	29.51
2018	12,458	25.96	323,350	1.83	1.40	(5.81)
2017	13,529	27.56	372,856	1.68	1.40	20.03
2016	18,197	22.96	417,736	1.31	1.40	10.33

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2020	17,612	$50.74	$893,708	0.39%	1.40%	16.22%
2019	20,341	43.66	888,010	0.64	1.40	21.48
2018	22,505	35.94	808,803	0.39	1.40	(15.97)
2017	25,160	42.77	1,076,005	0.49	1.40	18.90
2016	28,948	35.97	1,041,271	0.31	1.40	10.41
Fidelity® VIP Overseas Portfolio - Initial Class:
2020	12,529	25.11	314,615	0.42	1.40	14.03
2019	15,534	22.02	342,106	1.69	1.40	25.97
2018	16,498	17.48	288,346	1.58	1.40	(16.00)
2017	16,844	20.81	350,448	1.45	1.40	28.54
2016	17,538	16.19	283,948	1.42	1.40	(6.36)
Franklin Global Real Estate VIP Fund - Class 2:
2020	7,973	18.30	145,928	3.42	1.40	(6.73)
2019	7,775	19.62	152,523	2.83	1.40	20.74
2018	10,765	16.25	174,972	2.69	1.40	(8.09)
2017	10,217	17.68	180,626	3.13	1.40	8.93
2016	10,404	16.23	168,820	1.19	1.40	(0.79)
Franklin Mutual Shares VIP Fund - Class 2:
2020	12,939	22.49	290,971	2.98	1.40	(6.37)
2019	11,876	24.02	285,200	1.86	1.40	20.89
2018	12,785	19.87	254,002	2.44	1.40	(10.33)
2017	12,712	22.16	281,655	2.23	1.40	6.90
2016	15,046	20.73	311,966	2.00	1.40	14.47
Franklin Small Cap Value VIP Fund - Class 2:
2020	7,781	41.94	326,362	1.59	1.40	3.73
2019	9,425	40.43	381,070	1.07	1.40	24.59
2018	9,899	32.45	321,188	0.89	1.40	(14.09)
2017	10,590	37.77	399,984	0.52	1.40	9.13
2016	12,089	34.61	418,361	0.80	1.40	28.42
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2020	13,065	44.51	581,486	-	1.40	52.96
2019	15,991	29.10	465,323	-	1.40	29.62
2018	23,522	22.45	527,992	-	1.40	(6.69)
2017	24,432	24.06	587,729	-	1.40	19.76
2016	31,697	20.09	636,759	-	1.40	2.76
Franklin U.S. Government Securities VIP Fund - Class 2:
2020	34,843	14.34	499,494	3.45	1.40	2.43
2019	38,774	14.00	542,846	3.03	1.40	3.78
2018	46,762	13.49	630,840	2.82	1.40	(1.03)
2017	47,099	13.63	642,159	2.72	1.40	(0.07)
2016	47,564	13.64	648,863	2.41	1.40	(0.73)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)
Templeton Growth VIP Fund - Class 2:
2020	6,289	$19.73	$124,108	2.96%	1.40%	4.34%
2019	6,556	18.91	124,000	2.80	1.40	13.57
2018	7,036	16.65	117,178	1.98	1.40	(16.08)
2017	7,443	19.84	147,650	1.62	1.40	16.91
2016	7,754	16.97	131,594	2.22	1.40	8.09
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2020	10,360	44.87	464,914	1.44	1.40	(1.04)
2019	11,606	45.34	526,203	1.54	1.40	25.01
2018	14,942	36.27	541,897	0.99	1.40	(13.06)
2017	15,860	41.72	661,627	0.89	1.40	12.21
2016	22,338	37.18	830,460	0.89	1.40	13.15
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2020	6,471	37.67	243,750	1.22	1.40	12.11
2019	10,200	33.60	342,691	0.36	1.40	22.90
2018	16,252	27.34	444,383	0.38	1.40	(13.18)
2017	16,499	31.49	519,506	0.31	1.40	13.64
2016	15,420	27.71	427,223	0.54	1.40	18.57
T. Rowe Price Equity Income Portfolio:
2020	23,051	33.85	780,397	2.36	1.40	(0.24)
2019	23,102	33.93	783,825	2.32	1.40	24.65
2018	24,361	27.22	663,055	2.01	1.40	(10.75)
2017	26,062	30.50	794,889	1.71	1.40	14.45
2016	32,501	26.65	866,246	2.29	1.40	17.50
T. Rowe Price Mid-Cap Growth Portfolio:
2020	4,469	87.10	389,254	-	1.40	22.09
2019	6,162	71.34	439,594	0.10	1.40	29.47
2018	10,249	55.10	564,682	-	1.40	(3.38)
2017	10,639	57.03	606,723	-	1.40	23.07
2016	12,443	46.34	576,567	-	1.40	4.79
T. Rowe Price Moderate Allocation Portfolio:
2020	23,547	36.12	850,638	1.38	1.40	12.95
2019	24,797	31.98	793,031	1.95	1.40	18.14
2018	27,132	27.07	734,412	1.77	1.40	(6.40)
2017	30,190	28.92	873,031	1.51	1.40	15.82
2016	34,556	24.97	862,907	1.65	1.40	5.00
T. Rowe Price New America Growth Portfolio:
2020	4,253	56.29	239,381	-	1.40	42.40
2019	6,905	39.53	272,993	0.35	1.40	33.05
2018	8,657	29.71	257,181	0.16	1.40	(0.24)
2017	9,309	29.78	277,224	0.08	1.40	32.59
2016	13,008	22.46	292,146	0.04	1.40	(0.09)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)
T. Rowe Price International Stock Portfolio:
2020	30,520	$20.56	$627,408	0.59%	1.40%	12.90%
2019	29,546	18.21	538,150	2.36	1.40	26.02
2018	33,971	14.45	491,016	1.34	1.40	(15.45)
2017	34,357	17.09	586,995	1.04	1.40	26.22
2016	41,227	13.54	558,403	1.10	1.40	0.67
Product B:
Calvert VP NASDAQ-100 Index Portfolio:
2020	134	$70.51	$9,470	0.47%	1.00%	46.77%
2019	135	48.04	6,489	0.52	1.00	37.41
2018	136	34.96	4,750	0.55	1.00	(1.44)
2017	137	35.47	4,849	0.50	1.00	31.03
2016	163	27.07	4,413	0.19	1.00	5.54
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2020	6,715	13.46	90,412	1.30	1.00	11.89
2019	7,356	12.03	88,461	1.16	1.00	24.41
2018	7,453	9.67	72,094	1.14	1.00	(12.49)
2017	7,536	11.05	83,263	1.07	1.00	10.50
2016	-	-	-	-	-	-
Columbia VP Select Mid Cap Value Fund - Class 1:
2020	185	24.43	4,521	-	1.00	6.40
2019	186	22.96	4,273	-	1.00	30.31
2018	187	17.62	3,299	-	1.00	(14.17)
2017	188	20.53	3,866	-	1.00	12.43
2016	189	18.26	3,460	-	1.00	13.00
Columbia VP Small Cap Value Fund - Class 2:
2020	1,427	37.35	53,298	0.36	1.00	7.51
2019	1,411	34.74	49,007	0.28	1.00	19.79
2018	1,325	29.00	38,415	0.17	1.00	(18.99)
2017	1,324	35.80	47,386	0.32	1.00	12.86
2016	1,586	31.72	50,302	0.38	1.00	31.45
Federated Hermes Managed Volatility Fund II - Primary Shares:
2020	-	-	-	2.50	1.00	(12.01)
2019	100	11.66	1,168	2.03	1.00	18.98
2018	100	9.80	983	-	1.00	(9.18)
2017	-	-	-	-	-	-
2016	-	-	-	-	-	-
Federated Hermes Quality Bond Fund II - Primary Shares:
2020	8,748	13.09	114,533	2.87	1.00	7.03
2019	10,679	12.23	130,604	2.97	1.00	8.33
2018	11,279	11.29	127,301	3.04	1.00	(1.57)
2017	10,285	11.47	117,945	3.08	1.00	3.05
2016	11,052	11.13	123,038	3.65	1.00	2.77

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2020	3,051	$32.99	$100,646	0.09%	1.00%	28.92%
2019	4,319	25.59	110,512	0.22	1.00	29.96
2018	4,595	19.69	90,445	0.43	1.00	(7.56)
2017	9,936	21.30	211,615	0.78	1.00	20.41
2016	10,933	17.69	193,392	0.58	1.00	6.69
Fidelity® VIP Growth Portfolio - Service Class 2:
2020	3,635	25.89	94,127	0.05	1.00	42.10
2019	5,282	18.22	96,230	0.06	1.00	32.61
2018	5,790	13.74	79,525	0.04	1.00	(1.36)
2017	6,470	13.93	90,151	0.09	1.00	33.43
2016	7,960	10.44	83,074	-	1.00	(0.38)
Fidelity® VIP High Income Portfolio - Service Class 2:
2020	3,645	14.05	51,202	5.06	1.00	1.44
2019	4,278	13.85	59,251	5.06	1.00	13.62
2018	4,444	12.19	54,169	5.52	1.00	(4.62)
2017	4,253	12.78	54,341	5.23	1.00	5.88
2016	5,171	12.07	62,410	4.79	1.00	13.01
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2020	111	54.89	6,117	1.57	1.00	17.39
2019	112	46.76	5,241	1.78	1.00	30.29
2018	113	35.89	4,047	1.56	1.00	(5.70)
2017	113	38.06	4,317	1.62	1.00	20.21
2016	114	31.66	3,613	1.39	1.00	10.47
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2020	2,032	25.76	52,355	0.40	1.00	16.72
2019	2,183	22.07	48,189	0.68	1.00	21.93
2018	2,141	18.10	38,762	0.39	1.00	(15.62)
2017	7,303	21.45	156,681	0.50	1.00	19.37
2016	7,722	17.97	138,794	0.31	1.00	10.79
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2020	1,854	20.88	38,711	2.00	1.00	(7.69)
2019	1,900	22.62	42,992	1.48	1.00	21.74
2018	2,044	18.58	37,974	2.59	1.00	(7.38)
2017	1,987	20.06	39,863	1.60	1.00	2.71
2016	1,958	19.53	38,244	1.08	1.00	4.44
Franklin Mutual Shares VIP Fund - Class 2:
2020	5,242	26.81	140,554	3.05	1.00	(6.00)
2019	5,295	28.52	151,012	1.83	1.00	21.36
2018	5,356	23.50	125,878	2.44	1.00	(9.96)
2017	5,169	26.10	134,944	2.24	1.00	7.27
2016	5,678	24.33	138,168	1.72	1.00	14.93

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)
Franklin Small Cap Value VIP Fund - Class 2:
2020	183	$25.81	$4,713	1.49%	1.00%	4.16%
2019	184	24.78	4,552	1.03	1.00	25.09
2018	185	19.81	3,660	0.87	1.00	(13.76)
2017	186	22.97	4,269	0.50	1.00	9.59
2016	225	20.96	4,706	0.48	1.00	28.91
Franklin U.S. Government Securities VIP Fund - Class 2:
2020	8,820	12.39	109,294	3.46	1.00	2.82
2019	10,705	12.05	129,037	2.97	1.00	4.15
2018	11,097	11.57	128,385	2.77	1.00	(0.69)
2017	10,066	11.65	117,224	2.69	1.00	0.34
2016	10,521	11.61	122,108	2.43	1.00	(0.34)
Templeton Global Bond VIP Fund - Class 2:
2020	3,246	14.05	45,614	8.78	1.00	(6.27)
2019	3,590	14.99	53,807	7.23	1.00	1.01
2018	3,581	14.84	53,130	-	1.00	0.95
2017	3,323	14.70	48,861	-	1.00	0.89
2016	3,712	14.57	54,080	-	1.00	1.96
T. Rowe Price Equity Income Portfolio:
2020	358	23.35	8,356	2.38	1.00	0.17
2019	343	23.31	7,997	2.34	1.00	25.12
2018	346	18.63	6,454	2.09	1.00	(10.39)
2017	432	20.79	8,982	1.74	1.00	14.86
2016	484	18.10	8,760	2.36	1.00	17.99
T. Rowe Price Moderate Allocation Portfolio:
2020	150	32.20	4,827	1.35	1.00	13.38
2019	229	28.40	6,506	2.00	1.00	18.63
2018	230	23.94	5,508	1.80	1.00	(6.01)
2017	231	25.47	5,887	1.28	1.00	16.25
2016	473	21.91	10,369	1.61	1.00	5.39
T. Rowe Price International Stock Portfolio:
2020	6,731	20.66	139,040	0.50	1.00	13.33
2019	8,128	18.23	148,161	2.43	1.00	26.51
2018	8,231	14.41	118,605	1.39	1.00	(15.04)
2017	8,039	16.96	136,370	1.09	1.00	26.57
2016	9,667	13.40	129,512	0.94	1.00	1.13

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.